Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
Income tax expense and effective tax rate reconciliation after adoption of ASU 2023-09

Year ended December 31,	2025
In millions, except rate data	Amount	Rate
Income tax expense at Canadian statutory federal tax rate	$940	15.0%
Income tax expense (recovery) resulting from:
Canadian federal reconciling items:
Nontaxable or nondeductible items, net (1)	(1)	—%
Other (2)	(14)	(0.2)%
Canadian provincial income taxes, net of federal effect: (3) (4)	537	8.6%
Foreign tax affects (5):
U.S.:
Federal tax rate differential	46	0.7%
Other (1) (2) (4)	36	0.5%
Income tax expense / Effective tax rate (6)	$1,544	24.6%
(1)     Includes the federal impact of items taxable or deductible at a lower inclusion rate on non-depreciable property disposals, foreign currency changes of a capital nature, impacts of equity-settled awards under the Company's stock-based compensation plans including excess tax benefits and deficiencies, and other items.
(2)    Includes the federal impact of provision-to-return and related adjustments resulting from income tax filings and (re)assessments, and other reconciling items.
(3)    The jurisdictions that make up the majority of the tax effect are the provinces of British Columbia, Ontario, and Saskatchewan.
(4)    Includes the income tax affect amount for the related subnational jurisdiction such as tax rate differentials, nontaxable or nondeductible items, tax law changes, and other reconciling items.
(5)    The other foreign jurisdictions are not separately presented in the reconciliation table since their reconciling items are below the threshold and net to zero because their effective tax rates are the same as the Canadian statutory federal tax rate, and their individual reconciling items are below the threshold.
(6)    The Company has elected to present, for all of its jurisdictions, the changes in net unrecognized tax benefits related to the current and prior years, including interest and penalties, in one reconciling item, which was $nil for the year ended December 31, 2025.
Income tax expense reconciliation and payments prior to adoption of ASU 2023-09

In millions	Year ended December 31,	2024	2023
Canadian statutory federal tax rate		15%	15%
Income tax expense at the Canadian statutory federal tax rate		$878	$973
Income tax expense resulting from:
Provincial and foreign income taxes (1)		582	633
Tax-deductible goodwill and related impacts (2)		—	(713)
Other (3)		(56)	(30)
Income tax expense		$1,404	$863
Net cash payments for income taxes		$1,221	$1,197
(1)     Includes the impact of Canadian provincial taxes, U.S. federal and state taxes, and other foreign taxes.
(2)    Relates to the impacts of recognizing the $767 million deferred income tax recovery party offset by a $54 million income tax expense on the foregone tax deductions related to prior taxation years.
(3)    Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits resulting from the settlement of equity settled awards under the Company's stock-based compensation plans, and other items.

Schedule of Net Income Taxes Paid
Net income tax payments after adoption of ASU 2023-09

In millions	Year ended December 31,	2025
Canada:
Federal		$436
Province of British Columbia		82
Province of Ontario		72
Province of Saskatchewan		47
Other provinces		111
U.S.		161
Other foreign jurisdictions		26
Total net income tax payments		$935

Tax information on a domestic and foreign basis
Information on a domestic and foreign basis prior to and after adoption of ASU 2023-09

In millions	Year ended December 31,	2025	2024	2023
Income before income taxes
Canada		$4,906	$4,540	$4,936
Foreign		1,358	1,312	1,552
Total income before income taxes		$6,264	$5,852	$6,488

In millions	Year ended December 31,	2025
Current income tax expense
Canada federal		$542
Canada provincial		405
Foreign		263
Total current income tax expense		$1,210
Deferred income tax expense (recovery)
Canada federal		$176
Canada provincial		132
Foreign		26
Total deferred income tax expense (recovery)		$334
Income tax expense (recovery)
Canada federal		$718
Canada provincial		537
Foreign		289
Total income tax expense (recovery)		$1,544

In millions	Year ended December 31,	2024	2023
Current income tax expense
Domestic		$860	$896
Foreign		219	255
Total current income tax expense		$1,079	$1,151
Deferred income tax expense (recovery)
Domestic		$282	$360
Foreign		43	(648)
Total deferred income tax expense (recovery)		$325	$(288)
Income tax expense		$1,404	$863

Significant components of deferred income tax assets and liabilities
Net deferred income taxes

In millions	As at December 31,	2025	2024
Deferred income tax assets (liabilities)
Deferred income tax assets (1)		$611	$689
Deferred income tax liabilities		(11,223)	(10,874)
Net deferred income taxes		$(10,612)	$(10,185)

Deferred income tax assets
Tax-deductible goodwill (1)		$611	$689
Net operating losses and tax credit carryforwards (2)		246	235
Lease liabilities		116	131
Pension liability		86	92
Unrealized foreign exchange losses		68	124
Personal Injury & legal claims		53	61
Compensation reserves		45	34
Other postretirement benefits liability		35	37
Other		80	59
Total deferred income tax assets		$1,340	$1,462
Deferred income tax liabilities
Properties		$(10,319)	$(10,232)
Pension asset		(1,404)	(1,189)
Operating lease right-of-use assets		(110)	(121)
Other		(119)	(105)
Total deferred income tax liabilities		$(11,952)	$(11,647)
Net deferred income taxes		$(10,612)	$(10,185)
Net deferred income taxes by jurisdiction
Canada		$(6,901)	$(6,405)
Foreign U.S.		(4,322)	(4,469)
Foreign non-U.S. (1)		611	689
Net deferred income taxes		$(10,612)	$(10,185)
(1)As at December 31, 2025, the Company had tax-deductible goodwill of $5.2 billion remaining to be amortized which will expire in 2030.
(2)    As at December 31, 2025, the Company had net interest expense deduction carryforwards of $958 million which are available to offset future U.S. federal and state taxable income over an indefinite period. In addition, the Company had net operating loss carryforwards of $179 million for U.S. state tax purposes which are available to offset future U.S. state taxable income and are expiring between 2026 and 2045.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions
Unrecognized tax benefits

In millions	Year ended December 31,	2025	2024	2023
Gross unrecognized tax benefits at beginning of year		$41	$46	$52
Increases for:
Tax positions related to the current year		4	4	4
Decrease for:
Tax positions related to prior years		(3)	(8)	(8)
Settlements		(1)	(1)	(2)
Gross unrecognized tax benefits at end of year		41	41	46
Adjustments to reflect tax treaties and other arrangements		(16)	(13)	(14)
Net unrecognized tax benefits at end of year		$25	$28	$32